Total
The Ambassador Fund
SUMMARY SECTION
Investment Objective
The investment objective of The Ambassador Fund (the “Fund”) is to seek current income.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees to financial intermediaries which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	The Ambassador Fund The Ambassador Fund Shares
Management fees	1.20%
Other expenses	1.34%
Acquired fund fees and expenses	0.02%
Total annual fund operating expenses	2.56%	[1]
Fees waived and/or expenses reimbursed	(1.14%)	[1],[2],[3]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	1.42%	[1],[2],[3]
[1]	The total annual fund operating expenses and total annual fund operating expenses after fee waiver and/ or expense reimbursements do not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[2]	Restated to reflect the current operating expense limitation agreement with the Fund’s advisor.
[3]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any Rule 12b-1 fees, shareholder servicing fees, taxes, interest on borrowings other than commitment fees associated with borrowing arrangements, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), other expenditures which are capitalized in accordance with generally accepted accounting principles, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.40% of the average daily net assets of the Fund. This agreement is in effect until February 29, 2024, and it may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
The Ambassador Fund | The Ambassador Fund Shares | USD ($)	145	688	1,258	2,810

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal period December 29, 2021 (commencement of operations), through October 31, 2022, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund pursues its investment objective by investing primarily in “catastrophe” or “cat” bonds (“Cat Bonds”). A Cat Bond is a type of event-linked bond and is a variable rate debt security for which the return of principal and payment of interest are contingent on the non-occurrence of a specified trigger event(s). The Fund may also seek to gain exposure to reinsurance contracts by investing in notes or preferred shares issued by a special purpose vehicle (“SPV”) the performance of which is tied to underlying reinsurance transaction(s). including shares or notes issued in connection with quota shares (“Quota Shares”), shares or notes issued in connection with excess-of loss, stop-loss, or other non-proportional reinsurance (“Excess of Loss Notes”), and shares or notes issued in connection with industry loss warranties (“ILWs”) (collectively, with Cat Bonds, “insurance-linked securities”). Quota Shares provide exposure to a form of proportional reinsurance in which an investor participates in the premiums and losses of a reinsurer’s portfolio according to a pre-defined percentage. Excess of Loss Notes provide exposure to a form of reinsurance pursuant to which one party (typically an insurer or reinsurer) purchases protection against losses over a specified threshold up to a set limit. ILWs provide exposure to a transaction through which one party (typically an insurance company or reinsurance company, or a reinsurance-related asset manager) purchases protection based on the total loss arising from a catastrophe event to the entire insurance industry rather than the losses of any particular insurer.

The Fund may invest in insurance-linked securities when initially offered or in the secondary, over-the-counter market. The Fund may invest in insurance-linked securities and other debt securities of any credit rating, including those rated below investment grade (often called “high yield securities” or “junk bonds”) or, if unrated, determined by the Fund’s sub-advisor to be of comparable quality. The Cat Bonds in which the Fund may invest are typically structured as floating rate securities. Since insurance-linked securities are typically unrated, a substantial portion of the Fund’s assets may be invested in unrated securities that are high risk or speculative. Many of the securities in which the Fund invests are issued by non-U.S. issuers, including those domiciled in emerging market countries. However, because a significant proportion of the Cat Bond market is U.S. dollar-denominated, the Fund’s foreign currency exposure is expected to be limited.

In constructing the Fund’s investment portfolio, the Fund’s sub-advisor, Tangency Capital Investment Advisory Ltd. (“Tangency” or the “Sub-Advisor”), identifies a universe of eligible securities with well-defined risk and return characteristics. The Sub-Advisor employs a research-driven process that evaluates the insurance-linked securities market, and for each security considered, assesses its respective loss distribution to calculate metrics such as expected loss. The Sub-Advisor analyzes a variety of factors such as sponsor reputation, the underlying insured property, trigger mechanisms, and collateral arrangements, using qualitative and quantitative tools. In selecting investments for the Fund, the Sub-Advisor employs catastrophe risk models to calculate a variety of probable loss scenarios and evaluate the merits of each potential investment. The Sub-Advisor may also consider risk models created by independent third parties, the sponsor of an insurance-linked security, or a broker. These risk models are created and updated based on historical data and averages as well as scientific research and probabilistic analysis, and they indicate the likelihood and potential impact of a wide variety of catastrophe events or other specified events that result in physical and/or economic loss. The Sub-Advisor uses risk models as one input in its risk analysis for Fund investments. The Sub-Advisor’s qualitative and quantitative analyses may also guide the Sub-Advisor in determining the desired allocation of insurance-linked securities by peril and geographic exposure.

The Fund may invest in insurance-linked securities across the yield spectrum. The Fund typically invests in Cat Bonds that have maturities of three to five years and in other insurance-linked securities that typically have a term of one year. Most of the Fund’s positions will be held until maturity. In addition, the Fund invests in Cat Bonds and other insurance-linked securities across a varied group of available perils and geographic regions (for example Florida hurricanes, California earthquakes, Japan typhoons, Europe windstorms, and Europe earthquakes). Further, within each region and peril, the Fund seeks to hold a balance of exposures to underlying insurance and reinsurance carriers, trigger types, and lines of business. Insurance-linked securities are typically structured using an SPV the proceeds of which are held in a dedicated, escrowed collateral account and are invested in U.S. government securities (e.g., U.S. Treasury bills, U.S. Treasury money market fund shares, or equivalents). If a trigger event occurs, the SPV will liquidate collateral to make the agreed-upon payment and reimburse the counterparty. If no trigger event occurs then the collateral is liquidated at the end of the term and investors are repaid.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than a “diversified” mutual fund. In addition, the Fund concentrates its investments in the financial services group of industries.

The Cat Bonds and other insurance-linked securities in which the Fund seeks to invest substantially all of its assets are typically only available to “qualified institutional buyers” (or “QIBs”), as defined in Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”). To qualify as a QIB, the Fund generally must have at least $100 million in assets or qualify under another provision of the QIB definition under Rule 144A. For any period during which the Fund does not qualify as a QIB, it will not be able to invest in Cat Bonds or other insurance-linked securities under Rule 144A, which may prevent the Fund from achieving its investment objective. In circumstances when the Fund does not qualify as a QIB, it may invest in other securities, including common or preferred equity in insurance or reinsurance company issuers, and fully-collateralized, investment grade notes linked to insurance or reinsurance or other securities.

The Sub-Advisor may sell all or a portion of a position of the Fund’s portfolio holdings when, in its opinion, one or more of the following occurs, among other reasons: (1) the Fund’s portfolio requires rebalancing; (2) the Sub-Advisor identifies a more attractive investment opportunity; or (3) the Fund requires cash to meet redemption requests.

Principal Risks of Investing

Risk is inherent in all investing and you could lose money by investing in the Fund. The Fund is not designed to be a complete investment program and the Fund is not suitable as a short-term investment. The Fund is intended for long-term investors. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

●	Insurance-Linked Securities Risk: The principal risk of an investment in an insurance-linked security is that a triggering event(s) (e.g., (i) natural events, such as hurricanes, earthquakes, tornadoes, pandemics, fires and floods; or (ii) certain non-natural events resulting from human activity such as commercial and industrial accidents or business interruptions), will occur and the Fund will lose all or a significant portion of the principal it has invested in the security and the right to additional interest payments with respect to the security. For example, major natural disasters (such as in the cases of super typhoon Goni in the Philippines in 2020, monsoon flooding in China in 2020, hurricane Irma in Florida and the Caribbean in 2017, and super storm Sandy in 2012) or commercial and industrial accidents (such as aviation disasters and oil spills) can result in significant losses and investors in insurance-linked securities tied to such exposures may also experience substantial losses. If the likelihood and severity of natural and other large disasters increase, the risk of significant losses to reinsurers may increase. Typically, one significant triggering event (even in a major metropolitan area) will not result in financial failure to a reinsurer. However, a series of major triggering events could cause the failure of a reinsurer. Similarly, to the extent the Fund invests in insurance-linked securities for which a triggering event occurs, losses associated with such event will result in losses to the Fund and a series of major triggering events affecting a large portion of the insurance-linked securities held by the Fund will result in substantial losses to the Fund. A majority of the Fund’s assets will typically be invested in insurance-linked securities tied to natural events and/or non-natural disasters and there is inherent uncertainty as to whether, when or where such events will occur. There is no way to accurately predict whether a triggering event will occur and, because of this uncertainty, insurance-linked securities carry a high degree of risk.

Cat Bonds. Cat Bonds, a type of event-linked bond, carry significant uncertainties and major risk exposures to adverse conditions. If a trigger event occurs, as defined within the terms of a Cat Bond, the Fund may lose a portion or all of its investment in such security, including accrued interest and/or principal invested in such security. Because Cat Bonds cover “catastrophe” events that, if they occur, will result in significant losses, they carry a high degree of risk of loss and are considered “high yield” or “junk bonds.” The rating of a Cat Bond, if any, primarily reflects the rating agency’s calculated probability that a pre-defined trigger event will occur. Thus, lower-rated bonds have a greater likelihood of a triggering event occurring, resulting in potential loss to the Fund.

Quota Shares, Excess of Loss Notes and ILWs. The Fund may gain exposure to reinsurance contracts through Quota Shares, Excess of Loss Notes and ILWs. Quota Shares, Excess of Loss Notes, and ILWs are generally considered illiquid securities by the Fund, and the Fund will not invest more than 15% of its net assets in illiquid securities.

Quota Shares, Excess of Loss Notes, and ILWs are subject to similar risks discussed above for Cat Bonds. In addition, because Quota Shares, Excess of Loss Notes and ILWs represent an interest, either proportional or non-proportional, in one or more underlying reinsurance contracts, the Fund may have limited transparency into the individual underlying contract(s) and, therefore, must rely upon the risk assessment and sound underwriting practices of the ceding sponsor (i.e., the party seeking reinsurance). Accordingly, it may be more difficult for the Sub-Advisor to fully evaluate the underlying risk profile of the Fund’s investment in Quota Shares, Excess of Loss Notes and ILWs, which will place the Fund’s assets at greater risk of loss than if the Sub-Advisor had more complete information. The lack of transparency may also make the valuation of Quota Shares, Excess of Loss Notes and ILWs more difficult and potentially result in mispricing that could result in losses to the Fund.

Risk-Modeling Risk. In selecting investments for the Fund, the Sub-Advisor will consider its internal risk models or view of risk as well as risk models created by independent third parties, the sponsor of an insurance-linked security, or a broker. Risk models are designed to assist investors, governments, and businesses understand the potential impact of a wide variety of catastrophe events and allow such parties to analyze the probability of loss in regions with the highest exposure. The Sub-Advisor intends to use the output of the risk models before and after investment to assess the risk of a particular insurance-linked security or a group of such securities. Risk models are generally created using historical, scientific and other related data, and they generally use quantitative methods. Because such risk models are based in part upon historical data and averages, there is no guarantee that such information will accurately predict the future occurrence, location or severity of any particular catastrophe event and thus may fail to accurately calculate the probability of a trigger event and may underestimate the likelihood of a trigger event. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. In addition, any errors or imperfections in a risk model (quantitative or otherwise), analyses, the data on which they are based or any technical issues with the construction of the models (including, for example, data problems and/or software or other implementation issues) could adversely affect the ability of the Sub-Advisor to use such analyses or models effectively, which in turn could adversely affect the Fund’s performance.

Moral Hazard Risk. Insurance-linked securities are generally subject to one or more types of triggers, including so-called “indemnity-triggers.” An indemnity trigger is a trigger based on the actual losses of the ceding sponsor (i.e., the party seeking reinsurance). Insurance-linked securities subject to indemnity triggers are often regarded as being subject to potential moral hazard, since such insurance-linked securities are triggered by actual losses of the ceding sponsor and the ceding sponsor may have an incentive to take actions and/or risks that would have an adverse effect on the Fund. For example, a ceding sponsor might inflate its total claims paid above the Cat Bond trigger level, in order to share its losses with investors in the Cat Bond. Thus, bonds with indemnity triggers may be subject to moral hazard, because the trigger depends on the ceding sponsor to properly identify and calculate losses that do and do not apply in determining whether the trigger amount has been reached. In short, “moral hazard” refers to this potential for the sponsor to influence bond performance, as payouts are based on the individual policy claims against the sponsor and the way the sponsor settles those claims.

●	QIB Qualification Risk: The Cat Bonds and other insurance-linked securities in which the Fund seeks to invest substantially all of its assets are typically only available to “qualified institutional buyers” (or “QIBs”), as defined in Rule 144A under the 1933 Act. To qualify as a QIB, the Fund generally must have at least $100 million in assets or qualify under another provision of the QIB definition under Rule 144A. Even if the Fund qualifies as a QIB, it may fail to qualify as a QIB at some point in the future. For any period during which the Fund does not qualify as a QIB, it will not be able to purchase Cat Bonds or other insurance-linked securities under Rule 144A, which may prevent the Fund from achieving its investment objective.

●	Concentration Risk: The Fund concentrates its investments in the financial services group of industries. Concentrating assets in a particular industry, sector of the economy, or markets can increase volatility because the investment will be more susceptible to the impact of market, economic, regulatory, and other factors affecting that industry or sector compared with a more broadly diversified asset allocation.

●	Industry Risk: The performance of insurance-linked securities and the industry itself are tied to the occurrence of various triggering events, including natural disasters and non-natural disasters. If the likelihood and severity of natural and other large disasters increase, the risk of significant losses to the industry may increase. In addition, unexpected events such as natural disasters or terrorist attacks could lead to government intervention. Political, judicial and legal developments affecting the industry could also create new and expanded theories of liability or regulatory or other requirements; such changes could have a material adverse effect on the Fund.

●	Market Risk: The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular issuer, company, or asset class such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for individual consumers and borrowers, credit markets and corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. In addition, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries.

●	Fixed Income Securities Risk: The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, and longer-term and lower rated securities are more volatile than shorter-term and higher rated securities.

●	Below Investment Grade Securities and Unrated Securities Risk: The Fund may have exposure, without limitation, to insurance-linked securities that are rated below investment grade or that are unrated but are judged by the Sub-Advisor to be of comparable quality. Below investment grade debt securities, which are commonly called “junk bonds,” are rated below BBB- by Standard & Poor’s Ratings Services (“S&P”) or Baa3 by Moody’s Investors Service, Inc., (“Moody’s”), or have comparable ratings by another rating organization. Accordingly, certain of the Fund’s unrated investments could constitute a high risk and speculative investment, similar to an investment in “junk bonds.” The rating primarily reflects the rating agency’s calculated probability that a pre-defined trigger event will occur. Therefore, securities with a lower rating reflect the rating agency’s assessment of the substantial risk that a triggering event will occur and result in a loss. The rating also reflects the insurance-linked security’s credit risk and an assessment of the model used to calculate the probability of the trigger event. The rating system for insurance-linked securities is relatively new and significantly less developed than that of corporate bonds and continues to evolve as the market develops. There is no minimum rating on the instruments in which the Fund may invest.

●	Floating-Rate Investment Risk: A significant percentage of the insurance-linked securities in which the Fund invests are expected to be variable rate, or floating-rate, Cat Bonds. Floating-rate instruments and similar investments may be illiquid or less liquid than other investments. In addition, while the collateral securing most Cat Bonds in which the Fund currently intends to invest is typically invested in low-risk investments, certain SPVs in which the Fund invests may permit investment of collateral in higher risk, higher yielding investments. Thus, the value of collateral, if any, securing the Fund’s investments in Cat Bonds can decline or may be insufficient to meet the issuer’s obligations and the collateral, if repaid to the Fund, may be difficult to liquidate. Market quotations for these securities may be volatile and/or subject to large spreads between bid and ask prices.

●	Foreign Investment Risk: Because the majority of insurance-linked security issuers are domiciled outside the United States, the Fund will normally invest significant amounts of its assets in non-U.S. entities, including those in emerging market countries. Certain SPVs in which the Fund invests may be sponsored by non-U.S. insurers that are not subject to the same regulation as that to which U.S. insurers are subject. Such SPVs may pose a greater risk of loss, for example, due to less stringent underwriting and/or risk-retention requirements. The Fund’s investments will consist primarily of Cat Bonds, Quota Shares, Excess of Loss Notes and ILWs that provide the Fund with contractual rights under the terms of the issuance. While the contractual rights of such instruments are similar whether they are issued by a U.S. issuer or a non-U.S. issuer, there may be certain additional risks associated with non-U.S. issuers. For example, foreign issuers could be affected by factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information, potential difficulties in enforcing contractual obligations, and increased costs to enforce applicable contractual obligations outside the United States. Fluctuations in foreign currency exchange rates and exchange controls may adversely affect the market value of the Fund’s investments in foreign securities. Settlements of securities transactions in foreign countries are subject to risk of loss, may be delayed and are generally less frequent than in the United States, which could affect the liquidity of the Fund’s assets.

●	Emerging Markets Risk: Many of the risks with respect to foreign investments are more pronounced for investments in issuers in developing or emerging market countries. Emerging market countries tend to have more government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed and less stable economic, political and legal systems than those of more developed countries. There may be less publicly available and reliable information about issuers in emerging markets than is available about issuers in more developed markets. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems.

●	Valuation Risk: From time to time, the Advisor will need to fair-value portfolio securities at prices that differ from third party pricing inputs in order to more accurately reflect the sales price the Fund could receive in a reasonable period of time for any particular portfolio investment or groups of investments. Investors who purchase or redeem Fund shares on days when the Fund is pricing or holding fair-valued securities may pay a higher or lower price for the shares, or may receive more or less redemption proceeds than they would have received if certain of the Fund’s securities had not been fair-valued, or if a different valuation methodology had been used. Such pricing differences can be significant and can occur quickly during times of market volatility, particularly for securities that trade in thin or illiquid markets. In addition, pricing of insurance-linked securities is subject to the added uncertainty caused by the inability to generally predict whether, when or where a natural disaster or other triggering event may occur. Even after a natural disaster or other triggering event occurs, the pricing of insurance-linked securities is subject to uncertainty for a period of time until event parameters, ultimate loss amounts and other factors are finalized and communicated to the Fund.

●	Illiquidity and Restricted Securities Risk: Illiquidity risk is the risk that the investments held by the Fund may be difficult or impossible to sell at the time that the Fund would prefer, or at the price that the Fund believes the security is currently worth. As a relatively new type of financial instrument, there is limited trading history for insurance-linked securities, even for those securities deemed to be liquid. There can be no assurance that a liquid market for the Fund’s investments will exist or be maintained. Illiquid securities are securities that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the securities. The Fund may invest up to 15% of its net assets in securities that are illiquid.

Certain of the securities in which the Fund may invest are subject to restrictions on resale by the federal securities laws or otherwise, such as securities offered privately pursuant to Section 4(a)(2) of the 1933 Act and securities issued pursuant to Rule 144A under the 1933 Act. While certain restricted securities may, notwithstanding their limitations on resale, be treated as liquid pursuant to the applicable procedures, there can be no guarantee that any such categorization will continue. Restricted securities previously determined to be liquid may subsequently become illiquid while held by the Fund. Even if such restricted securities are not deemed to be illiquid, they may nevertheless be difficult to value and the Fund may be required to hold restricted securities when it otherwise would sell such securities or may be forced to sell securities at a price lower than the price the Fund has valued such securities, and the Fund may incur additional expense when disposing of restricted securities, including costs to register the sale of the securities. This may result in losses to the Fund and investors.

●	Limited Availability and Reinvestment Risk: Investment opportunities in insurance-linked securities may be limited, which may limit the amount of assets the Fund may be able to invest in insurance-linked securities. The limited availability of insurance-linked securities may be due to a number of factors, including seasonality, limited selection that meets the Fund’s investment objective and lack of availability of insurance-linked securities in the secondary market. Primary issuance of Cat Bonds (in particular wind-related Cat Bonds) tend to be concentrated outside of summer and early fall months while Quota Share, ILW and Excess of Loss Note issuance tends to correspond with typical reinsurance renewal months (January, April, June, and July). Thereafter, the availability of insurance-linked securities is subject to natural fluctuations in the secondary market. Therefore, if insurance-linked securities held by the Fund mature or if the Fund must sell securities to meet redemption requests, the Fund may be required to hold more cash than normal until insurance-linked securities meeting the Fund’s investment objective become available. Despite higher issuance volume in the primary market and increased access to the secondary market for insurance-linked securities in recent years, the Fund may be forced to reinvest in securities that are lower yielding or less desirable than the securities the Fund sold.

●	Management and Strategy Risk: The evaluation and selection of the Fund’s investments depend on the judgment of the Sub-Advisor about the quality, relative yield, value or market trends affecting a particular security, issuer, sector or region, which may prove to be incorrect.

●	Credit Risk: The insurance-linked securities in which the Fund invests will be subject to credit risk. The principal invested in many insurance-linked securities is held by the SPV in a collateral account and invested in various permissible assets set forth under the terms of the SPV. In these cases, typically, the collateral account is invested in high quality U.S. government securities (i.e., U.S. Treasury bonds). However, in certain insurance-linked securities, the collateral account may be invested in higher yielding, higher risk securities. Collateral will generally be invested in accordance with the terms of the SPV and overseen by a collateral manager appointed by the SPV; therefore, the Fund is dependent upon the manager to invest the collateral account proceeds appropriately. A small portion of the insurance-linked securities in which the Fund invests may, in lieu of such collateral account arrangements, provide for the collateral to be held by the reinsurer. When a collateral account is invested in higher yielding, higher risk securities or when the collateral is held directly by the reinsurer, the Fund will be subject to the risk of non-payment of scheduled principal and interest on such collateral. Such non-payments and defaults may reduce the income to the Fund and negatively impact the value of Fund shares.

●	Currency Risk: It is expected that a substantial portion of the Fund’s investments in insurance-linked securities will be U.S. dollar-denominated investments. To the extent the Fund invests in non-U.S. dollar-denominated instruments, a change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the United States and foreign governments or central banks, the imposition of currency controls, and speculation.

●	Non-Diversification Risk: The Fund is classified as “non-diversified”, which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

●	Recent Market Events: Periods of market volatility may occur in response to market events and other economic, political, and global macro factors. For example, in recent years the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, Russia’s invasion of Ukraine, and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

●	LIBOR Risk: Many financial instruments, financings or other transactions to which the Fund may be a party use or may use a floating rate based on the London Interbank Offered Rate (“LIBOR”). In July 2017, the Financial Conduct Authority, the United Kingdom’s financial regulatory body, announced that after 2021 it would cease its active encouragement of banks to provide quotations needed to sustain LIBOR. The publication of LIBOR on a representative basis ceased for the one-week and two-month U.S. dollar LIBOR settings immediately after December 31, 2021, and it is expected to cease for the remaining U.S. dollar LIBOR settings immediately after June 30, 2023. Any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to determine, and they may vary depending on factors that include, but are not limited to, (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR, and there may be a reduction in the value of certain instruments held by the Fund.

●	Cybersecurity Risk: Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the advisor, the Sub-Advisor, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.

●	Equity Risk: The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

●	Preferred Stock Risk: Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred stock, and changes in interest rates, typically declining in value if interest rates rise.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the average annual total returns of the Fund compare with the average annual total returns of a broad-based market index. Updated performance information is available at the Fund’s website, www.embassyfunds.com or by calling the Fund (toll-free) at 1-877-771-7731. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar-Year Total Returns (before taxes) For each calendar year at NAV

Average Annual Total Returns (for the periods ended December 31, 2022)
Average Annual Total Returns - The Ambassador Fund		1 Year	Since Inception	Inception Date
The Ambassador Fund Shares		0.07%	0.07%	Dec. 29, 2021
The Ambassador Fund Shares | After Taxes on Distributions	[1]	(0.90%)	(0.89%)	Dec. 29, 2021
The Ambassador Fund Shares | After Taxes on Distributions and Sales	[1]	0.04%	(0.35%)	Dec. 29, 2021
Swiss Re Global Cat Bond Index (reflects no deduction for fees, expenses or taxes)		(2.15%)	(2.03%)	Dec. 29, 2021
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Diplomat Fund
SUMMARY SECTION
Investment Objective
The investment objective of The Diplomat Fund (the “Fund”) is to seek total return.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees to financial intermediaries which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	The Diplomat Fund The Diplomat Fund Shares USD ($)
Wire fee	$ 20
Overnight check delivery fee	25
Retirement account fees (annual maintenance fee)	$ 15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	The Diplomat Fund The Diplomat Fund Shares
Management fees	0.90%
Distribution (Rule 12b-1) fees	none
Other expenses	0.16%	[1]
Total annual fund operating expenses	1.06%
Fees waived and/or expenses reimbursed	(0.06%)	[2]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	1.00%	[2]
[1]	“Other expenses” have been estimated for the current fiscal year. Actual expenses may differ from estimates.
[2]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any Rule 12b-1 fees, shareholder servicing fees, interest on borrowings other than commitment fees associated with borrowing arrangements, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), other expenditures which are capitalized in accordance with generally accepted accounting principles, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.00% of the average daily net assets of the Fund. This agreement is in effect until February 29, 2024, and it may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
The Diplomat Fund | The Diplomat Fund Shares | USD ($)	102	331

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal period September 13, 2022 (commencement of operations), through October 31, 2022, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund pursues its investment objective by investing primarily in debt securities of the U.S. government and interest rate futures contracts related to debt securities (“Interest Rate Futures”). The Fund will invest in a core portfolio consisting of U.S. Treasury securities, generally with maturities of 7 to 10 years (the “Core Portfolio”). As the time to maturity of the securities shortens over time, the Fund's sub-advisor, RichBrook Advisors, LP ("RichBrook" or the "Sub-Advisor"), will from time to time sell securities from the Core Portfolio and replace them with similar but longer-date U.S. Treasury securities in order to maintain the average maturity in the 7-to-10-year range.

The Fund will be managed based on a proprietary quantitative model that consists of a combination of macroeconomic, valuation and technical factors. This model is managed and maintained by Duration Capital (the “Portfolio Strategist”) to predict the direction and extent of U.S. interest rate movements over an approximately 30-day period. Prices of fixed income securities generally move in the opposite direction of interest rates. Duration is a measure of the sensitivity of a fixed income security’s price to a change in interest rates. Based on the model’s output (i.e., its predicted interest rate moves), and at the direction of the Fund’s investment advisor, Embassy Asset Management LP (the "Advisor"), the Sub-Advisor will use Interest Rate Futures to increase or decrease the Fund’s duration to a target level of duration generated by the model. For example, if the model predicts higher interest rates over the next 30-day period, it will revise its target duration to a lower number, and the Fund will sell Interest Rate Futures on the appropriate futures exchange in order to decrease the Fund’s duration to a level that is in line with the new model target. The model may be changed without notice by the Portfolio Strategist. The Fund’s Advisor retains discretion over the final implementation of the Fund’s strategy, and the Fund’s adjusted duration may differ from the duration determined by the model’s output.

The Fund will employ limit orders on its positions in Interest Rate Futures to reduce downside volatility. A “limit order” is an order placed with a broker to buy or sell a prescribed number of bonds, contracts or shares at a specified price or better and is used to help control the Fund’s portfolio exposures and trading costs. The Advisor will establish limits at which the futures positions will be unwound. These limits will be implemented by the Sub-Advisor. If these limits are triggered, the Fund will exit the Interest Rate Futures positions. In such a case the Core Portfolio will not be affected. New Interest Rate Futures positions will then be established based on the model’s next output.

Because much of the trading within the Fund is in futures markets, the Fund will maintain an appropriate cash balance surplus to meet margin requirements. The cash portfolio will be invested on a short-term, highly liquid, basis so that the Fund may meet margin calls on the futures positions. These investments may include shorter term U.S. Government securities, short-term debt securities, money market instruments, cash and other cash equivalents.

The Fund may trade securities actively and this may lead to high portfolio turnover.

The Advisor or Sub-Advisor may sell all or a portion of a position of the Fund’s portfolio holdings when, in the Advisor’s opinion and in consultation with the Sub-Advisor, one or more of the following occurs, among other reasons: (1) the Fund’s portfolio requires rebalancing; (2) the Advisor or Sub-Advisor identifies a more attractive investment opportunity; or (3) the Fund requires cash to meet redemption requests.

Principal Risks of Investing

Risk is inherent in all investing and you could lose money by investing in the Fund. The Fund is not designed to be a complete investment program and the Fund is not suitable as a short-term investment. The Fund is intended for long-term investors. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

●	Market Risk: The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular issuer, company, or asset class such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for individual consumers and borrowers, credit markets and corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. In addition, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

●	Fixed Income Securities Risk: The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, and longer-term and lower rated securities are more volatile than shorter-term and higher rated securities.

●	Derivatives Risk: Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. Using derivatives exposes the Fund to additional or heightened risks, including leverage risk, liquidity risk, valuation risk, market risk, counterparty risk, and credit risk. Derivatives transactions can be highly illiquid and difficult to unwind or value, they can increase Fund volatility, and changes in the value of a derivative held by the Fund may not correlate with the value of the underlying instrument or the Fund's other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading. However, derivatives are subject to additional risks such as operational risk, including settlement issues, and legal risk, including that underlying documentation is incomplete or ambiguous. For derivatives that are required to be cleared by a regulated clearinghouse, other risks may arise from the Fund’s relationship with a brokerage firm through which it submits derivatives trades for clearing, including in some cases from other clearing customers of the brokerage firm.

●	Futures Risk: The Fund’s use of exchange-traded futures contracts exposes the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not be perfect substitutes for securities.

●	Leveraging Risk: Certain Fund transactions, such as entering into futures contracts, may give rise to a form of leverage. Leverage can magnify the effects of changes in the value of the Fund’s investments and make the Fund more volatile. Leverage creates a risk of loss of value on a larger pool of assets than the Fund would otherwise have had, potentially resulting in the loss of all assets. The Fund may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

●	Interest Rate Risk: Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with longer-term securities being more sensitive than shorter-term securities. For example, the price of a security with a seven-year duration would be expected to drop by approximately 7% in response to a 1% increase in interest rates. Generally, the longer the maturity and duration of a bond or fixed rate loan, the more sensitive it is to this risk. Falling interest rates also create the potential for a decline in the Fund’s income. Changes in governmental policy, rising inflation rates, and general economic developments, among other factors, could cause interest rates to increase and could have a substantial and immediate effect on the values of the Fund’s investments. In addition, a potential rise in interest rates may result in periods of volatility and increased redemptions that might require the Fund to liquidate portfolio securities at disadvantageous prices and times.

●	Model Risk: Like all quantitative strategies, the Portfolio Strategist’s investment model carries a risk that the model used might be based on one or more incorrect assumptions. Rapidly changing and unforeseen market dynamics could also lead to a decrease in short term effectiveness of the Portfolio Strategist’s model. No assurance can be given that the Fund will be successful under ll or any market conditions.

●	Management and Strategy Risk: The value of your investment depends on the judgment of the Advisor about the quality, relative yield, value or market trends affecting a particular security, issuer, sector or region, which may prove to be incorrect.

●	Portfolio Turnover Risk: Active and frequent trading of the Fund’s portfolio securities may lead to higher transaction costs and may result in a greater number of taxable transactions than would otherwise be the case, which could negatively affect the Fund’s performance. A high rate of portfolio turnover is 100% or more.

●	Recent Market Events: Periods of market volatility may occur in response to market events and other economic, political, and global macro factors. For example, in recent years the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, Russia’s invasion of Ukraine, and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

●	Limited Operating History: The Fund is recently organized and has a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decisions.

●	Cybersecurity Risk: Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the advisor, the Sub-Advisor, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.

Performance

The Fund is new and does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.